Share-Based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Compensation [Line Items]
Grants		6,512,781
Forfeited	27,662	10,919
Unrecognized compensation expense	$ 1,080
Minimum [Member]
Share-Based Compensation [Line Items]
Weighted average period	1 year
Maximum [Member]
Share-Based Compensation [Line Items]
Weighted average period	4 years
Incentive Plan [Member]
Share-Based Compensation [Line Items]
Grants	6,512,781
Forfeited	38,581